Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Changes in accounting policy and future accounting developments	The IASB has issued a number of minor amendments to IFRSs that are relevant to the Group effective 1 January 2024, including IFRS 16 Lease Liability in a Sale and Leaseback, IAS 1 Non-current Liabilities with Covenants, and IAS 1
Classification of Liabilities as Current or Non-current. These amendments have not had a significant impact on the
Group.
Future accounting developments
The IASB has issued Amendments to the Classification and Measurement of Financial Instruments (IFRS 9 and IFRS 7)
which is effective 1 January 2026 and IFRS 19 Subsidiaries without Public Accountability: Disclosures which is effective
1 January 2027. Neither the amendments nor IFRS 19 are expected to have a significant impact on the Group. The IASB has also issued IFRS 18 Primary Financial Statements which is effective 1 January 2027. The standard includes no measurement changes, and the Group is currently assessing the impact of this standard on its income statement presentation.